ORGANIZATION AND BUSINESS (Details) shares in Thousands, dwt in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2021 large_range_2Tanker_vessel_type	Apr. 30, 2021 large_range_2Tanker_vessel_type	Mar. 31, 2021 large_range_2Tanker_vessel_type	Dec. 31, 2020 very_large_crude_carrier tanker_size	Dec. 31, 2020 suezmax_tanker_vessel_type tanker_size	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2020 T	Dec. 31, 2020 vessels	Dec. 31, 2020 dwt	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2020 aframax_tankers	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 large_range_2Tanker_vessel_type	Dec. 31, 2018 very_large_crude_carrier	Dec. 31, 2016 mr_product_tanker	Nov. 30, 2015 shares	Feb. 01, 2013 mr_product_tanker
Related Party Transaction [Line Items]
Share exchange ratio in reverse acquisition																		2.55
Number of sizes of oil tankers | tanker_size				2	2
Number of vessels in fleet | vessels								68
Aggregate vessel capacity (in dry wattage tonnage) | dwt									12.5
Number of vessels owned								60		15	27	18
Number of vessels under finance lease								2		2
Number of vessels under commercial management								4			2		2
Number of newbuild vessels						1						4		1	4	2	6		12
Number of newbuildings delivered				1	1	2
Subsequent Event
Related Party Transaction [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type			1
Forecast
Related Party Transaction [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type	2	1
VLCC Vessels
Related Party Transaction [Line Items]
Number of vessels chartered in | very_large_crude_carrier										2
Reverse acquisition
Related Party Transaction [Line Items]
Common stock, shares, issued as merger consideration (in shares) | shares																		583,600
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split (in shares) | shares																		249,100
Treasury stock (in shares) | shares																		6,800
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger (in shares) | shares																		13,460
Minimum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size							200,000
Minimum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size							120,000
Minimum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size							110,000
Maximum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size							320,000
Maximum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size							170,000
Maximum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size							115,000